Cash Flow Information	12 Months Ended
Jan. 31, 2019
Cash Flow Information
Cash Flow Information

35	Cash Flow Information

(a)	Reconciliation of result for the year to cashflows from operating activities

Reconciliation of net income to net cash provided by operating activities:

	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	Year Ended 30 June 2016 NZ$000’s
Loss for the year	(49,220)	(37,593)	(15,979)	(20,746)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	3,400	8,792	6,238	10,182
Non-cash flows in profit:
- depreciation and amortisation expense	2,382	3,030	1,842	3,516
- impairment expense	8,173	1,914	292	2,157
- fair value gain/(loss) on Convertible Notes derivative	775	(2,393)	592	-
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	14,267	14,925	(4,748)	(6,518)
- (increase)/decrease in current tax receivables	(355)	52	35	(88)
- (increase)/decrease in derivative assets	-	-	-	2,289
- (increase)/decrease in inventories	13,350	6,638	(179)	8,088
- (increase)/decrease in deferred tax asset/(liability)	(692)	-	-	5,589
- (increase)/decrease in related party receivables	6,531	(906)	(3,438)	(5,603)
- increase/(decrease) in trade and other payables	(5,681)	6,956	2,078	(11,113)
- increase/(decrease) in income taxes payable	226	152	635	(483)
- increase/(decrease) in provisions	(522)	39	367	311
- increase/(decrease) in foreign currency derivative liability	(1,712)	(5,104)	(1,343)	5,530
- net exchange differences	(355)	(618)	90	1,849
Cashflows from operations	(9,434)	(4,116)	(13,518)	(5,040)